INVESTMENT TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2023
Investments, All Other Investments [Abstract]
Schedule of investment transactions

PURCHASES AND SALES
Purchases of investment securities	$0
Proceeds from sales and maturities of investment securities	$498,424